Comprehensive Income (Loss) (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Comprehensive Income (Loss)
Comprehensive Income (Loss)

Other comprehensive income (loss), net of tax, information is presented below:

	Three Months Ended March 31,
	2016	2015
Foreign currency translation
Balance at beginning of period	$(2.1)	$1.0
Other comprehensive income (loss)—foreign currency translation gain (loss)	1.5	(3.2)
Balance at end of period	$(0.6)	$(2.2)
Cash flow hedges
Balance at beginning of period	$(34.0)	$(32.2)
Other comprehensive income (loss):
Gains (losses) arising in period	(7.8)	(18.0)
Income tax expense	—	—
Gains (losses) arising in period, net of tax	(7.8)	(18.0)
Reclassification of losses (gains) to net income (loss)—commodity contracts (a)	13.2	17.9
Income tax expense	—	—
Net amount of reclassification of losses (gains) to net income (loss)	13.2	17.9
Total other comprehensive income (loss), net of tax	5.4	(0.1)
Balance at end of period	$(28.6)	$(32.3)
Unrealized holding gains on securities
Balance at beginning and end of period	$—	$0.4
Pension and OPEB plans
Balance at beginning of period	$(151.1)	$(173.6)
Other comprehensive income (loss):
Reclassification to net income (loss):
Prior service costs (credits) (b)	(13.8)	(15.1)
Actuarial (gains) losses (b)	5.9	8.2
Subtotal	(7.9)	(6.9)
Income tax expense	—	—
Amount of reclassification to net income (loss), net of tax	(7.9)	(6.9)
Total other comprehensive income (loss), net of tax	(7.9)	(6.9)
Balance at end of period	$(159.0)	$(180.5)

(a)	Included in cost of products sold.

(b)	Included in pension and OPEB expense (income).

Comprehensive Income (Loss)

Other comprehensive income (loss), net of tax, information is presented below:

	2015	2014	2013
Foreign currency translation
Balance at beginning of period	$1.0	$4.7	$3.5
Other comprehensive income (loss)—foreign currency translation gain (loss)	(3.1)	(3.7)	1.2
Balance at end of period	$(2.1)	$1.0	$4.7
Cash flow hedges
Balance at beginning of period	$(32.2)	$18.3	$31.7
Other comprehensive income (loss):
Gains (losses) arising in period	(64.2)	(51.6)	3.5
Income tax expense	24.9	—	1.3
Gains (losses) arising in period, net of tax	(89.1)	(51.6)	2.2
Reclassification of losses (gains) to net income (loss):
Hot roll carbon steel coil contracts (a)	—	—	(0.4)
Other commodity contracts (b)	61.4	1.1	(24.8)
Subtotal	61.4	1.1	(25.2)
Income tax expense (d)	(25.9)	—	(9.6)
Net amount of reclassification of losses (gains) to net income (loss)	87.3	1.1	(15.6)
Total other comprehensive income (loss), net of tax	(1.8)	(50.5)	(13.4)
Balance at end of period	$(34.0)	$(32.2)	$18.3
Unrealized holding gains on securities
Balance at beginning of period	$0.4	$0.4	$0.3
Other comprehensive income (loss):
Unrealized holding gains (losses) arising in period	—	—	0.2
Income tax expense	—	—	0.1
Unrealized holding gains (losses) arising in period, net of tax	—	—	0.1
Reclassification of gains (losses) to net income (loss)—income tax benefit (d)	0.4	—	—
Total other comprehensive income (loss), net of tax	(0.4)	—	0.1
Balance at end of period	$—	$0.4	$0.4
Pension and OPEB plans
Balance at beginning of period	$(173.6)	$300.0	$(34.4)
Other comprehensive income (loss):
Prior service credit (cost) arising in period	(7.7)	10.9	(6.1)
Gains (losses) arising in period	(60.8)	(422.5)	422.3
Subtotal	(68.5)	(411.6)	416.2
Income tax expense (benefit) (d)	(26.0)	—	50.3
Gains (losses) arising in period, net of tax	(42.5)	(411.6)	365.9
Reclassification to net income (loss):
Prior service costs (credits) (c)	(60.2)	(68.9)	(76.2)
Actuarial (gains) losses (c)	165.0	6.9	25.3
Subtotal	104.8	(62.0)	(50.9)
Income tax (expense) benefit (d)	39.8	—	(19.4)
Amount of reclassification to net income (loss), net of tax	65.0	(62.0)	(31.5)
Total other comprehensive income (loss), net of tax	22.5	(473.6)	334.4
Balance at end of period	$(151.1)	$(173.6)	$300.0

(a)	Included in net sales

(b)	Included in cost of products sold

(c)	Included in pension and OPEB expense (income)

(d)	Included in income tax expense (benefit)